SUPPLEMENT TO FIDELITY'S CALIFORNIA MUNICIPAL FUNDS APRIL 20, 1999
PROSPECTUS

   The following information replaces similar information found under the heading "Investment Objective" in the "Investment Summary" section for Spartan California Municipal Income Fund on page 4.

       SPARTAN CALIFORNIA MUNICIPAL INCOME FUND    seeks a high level
of current income, exempt from federal and California personal income taxes.

   The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Investment
Summary" section for Spartan California Municipal Income Fund on page
4.

   (small solid bullet) Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and California personal income taxes.

   The following information replaces similar information found under the heading "Investment Objective" in the "Investment Details" section for Spartan California Municipal Income Fund on page 11.

       SPARTAN CALIFORNIA MUNICIPAL INCOME FUND    seeks a high level
of current income, exempt from federal and California personal income taxes.

   The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment
Details" section for Spartan California Municipal Income Fund on page
11.

   FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and California personal income taxes. Municipal securities whose interest is exempt from federal and California income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

   The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment
Details" section for Spartan California Municipal Income Fund on page
14.

       SPARTAN CALIFORNIA MUNICIPAL INCOME FUND    seeks a high level
of current income, exempt from federal and California personal income taxes.